INCOME TAXES - Reconciliation (Details) ¥ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares
Tax expense (benefit)
Current Tax | ¥	¥ 678		¥ 660	¥ 436
Deferred Tax	(38)	$ (5)	(91)	(79)
Total	¥ 640	$ 92	¥ 569	¥ 357
Reconciliation between the effective income tax rate and the PRC statutory income tax rate
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Tax effect of non-deductible expenses and non-taxable income in determining taxable profit	(3.00%)	(3.00%)	15.00%	1.00%
Effect of different tax rate of group entities operating in other jurisdictions	1.00%	1.00%	4.00%	1.00%
Effect of change in valuation allowance	2.00%	2.00%	(1.00%)
Effect of tax holiday	(2.00%)	(2.00%)	(3.00%)	(1.00%)
Effect of cash dividends	4.00%	4.00%	5.00%	(1.00%)
Effect of disposal of subsidiary			1.00%
Effect of excess tax benefit of rewards	(2.00%)	(2.00%)	(5.00%)	(3.00%)
Effective tax rate	25.00%	25.00%	41.00%	22.00%
Aggregate amount and per share effect of the tax holidays
Aggregate amount | ¥	¥ 45		¥ 31	¥ 24
Per share effect - basic (in RMB per share) | ¥ / shares	¥ 0.16		¥ 0.11	¥ 0.09
Per share effect - diluted (in RMB per share) | ¥ / shares	¥ 0.15		¥ 0.10	¥ 0.08